Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As permitted under Item 9.01 of Form 8-K, this amendment No. 1 on Form 8-K/A (the “Amendment”) is being filed by Greenwave Technology Solutions, Inc. (the “Company,” “we,” “us,” or “our”), to amend and supplement the Current Report on Form 8-K we filed on October 6, 2021 (the “Original Report”) to: (i) clarify the date of the completion of the subject transaction; and (ii) provide the historical financial statements and the pro forma financial information under Item 9.01 of Form 8-K that were previously omitted from the Original Report within 71 calendar days after the date on which the Original Report was required to be filed.
Document Period End Date	Sep. 30, 2021
Entity File Number	000-55431
Entity Registrant Name	Greenwave Technology Solutions, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Suburban Drive
Entity Address, City or Town	Suffolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23434
City Area Code	757
Local Phone Number	966-1432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false